COMMITMENTS	4 Months Ended	9 Months Ended
	Jan. 15, 2021	Sep. 30, 2021
Northern Genesis Acquisition Corp II [Member]
COMMITMENTS

NOTE 7 — COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on January 12, 2021, the holders of the Founder Shares, Private Placement Warrants and any Working Capital Warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or Working Capital Warrants) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to four demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of 3.5% of the gross proceeds of the Initial Public Offering, or $14,490,000. The deferred fee will be payable in cash to the underwriters solely in the event that the Company completes a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Forward Purchase Agreement

The Company entered into the forward purchase agreement (the “Forward Purchase Agreement”) with Northern Genesis Capital LLC (the “forward purchase investor”), pursuant to which, if the Company determines to raise capital by issuing equity securities in connection with the closing of its initial business combination, the forward purchase investor, an entity which is affiliated with the Company’s Sponsor, agreed and has the first right to purchase, subject to certain conditions, in an aggregate maximum amount of $75,000,000 of either (i) a number of units (the “forward purchase units”), consisting of one share of Class A common stock (the “forward purchase shares”) and one-sixth of one redeemable warrant (the “forward purchase warrants”), for $10.00 per unit or (ii) a number of forward purchase shares for $9.75 per share (such forward purchase shares valued at $9.75 per share or the forward purchase units, as the case may be, the “forward purchase securities”), in a private placement that would close simultaneously with the closing of the Initial Business Combination. The forward purchase warrants would have the same terms as the Public Warrants and the forward purchase shares would be identical to the shares of common stock included in the Units sold in the Initial Public Offering, except the forward purchase shares and the forward purchase warrants would be subject to transfer restrictions and certain registration rights. The funds from the sale of the forward purchase securities may be used as part of the consideration to the sellers in the initial

Business Combination and for expenses in connection with an initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company.

The forward purchase transaction is not dependent upon or affected by the percentage of stockholders electing to redeem their Public Shares and may provide the Company with an increased minimum funding level for the initial Business Combination. The forward purchase transaction is subject to conditions, including the forward purchase investor giving the Company its irrevocable written confirmation, confirming its commitment to purchase forward purchase securities and the amount thereof, no later than fifteen days after the Company notifies it of the Company’s intention to raise capital through the issuance of equity securities in connection with the closing of an initial Business Combination. The forward purchase investor may grant or withhold its consent and confirmation entirely within its sole discretion. Accordingly, if the forward purchase investor does not consent to and confirm the purchase, it will not be obligated to purchase any of the forward purchase securities.

NOTE 7.   COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on January 12, 2021, the holders of the Founder Shares, Private Placement Warrants and any Working Capital Warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or Working Capital Warrants) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to four demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The agreement was amended as described below under "-Forward Purchase Agreement" to add the forward purchase securities.

Underwriting Agreement

The underwriters are entitled to a deferred fee of 3.5% of the gross proceeds of the Initial Public Offering, or $14,490,000. The deferred fee will be payable in cash to the underwriters solely in the event that the Company completes a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.

Forward Purchase Agreement

On January 8, 2021. the Company entered into the forward purchase agreement (the “Forward Purchase Agreement”) with Northern Genesis Capital LLC (the “forward purchase investor”), pursuant to which, if the Company determines to raise capital by issuing equity securities in connection with the closing of its initial business combination, the forward purchase investor, an entity which is affiliated with the Company’s Sponsor, agreed and has the first right to purchase, subject to certain conditions, in an aggregate maximum amount of $75,000,000 of either (i) a number of units (the “forward purchase units”), consisting of one share of Class A common stock (the “forward purchase shares”) and one-sixth of one redeemable warrant (the “forward purchase warrants”), for $10.00 per unit or (ii) a number of forward purchase shares for $9.75 per share (such forward purchase shares valued at $9.75 per share or the forward purchase units, as the case may be, the “forward purchase securities”), in a private placement that would close simultaneously with the closing of the Initial Business Combination. The forward purchase warrants would have the same terms as the Public Warrants and the forward purchase shares would be identical to the shares of common stock included in the Units sold in the Initial Public Offering, except the forward purchase shares and the forward purchase warrants would be subject to transfer restrictions and certain registration rights. The funds from the sale of the forward purchase securities may be used as part of the consideration to the sellers in the initial Business Combination and for expenses in connection with an initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company.

The forward purchase transaction is not dependent upon or affected by the percentage of stockholders electing to redeem their Public Shares and may provide the Company with an increased minimum funding level for the initial Business Combination. The forward purchase transaction is subject to conditions, including the forward purchase investor giving the Company its irrevocable written confirmation, confirming its commitment to purchase forward purchase securities and the amount thereof, no later than fifteen days after the Company notifies it of the Company’s intention to raise capital through the issuance of equity securities in connection with the closing of an initial Business Combination. The forward purchase investor may grant or withhold its consent and confirmation entirely within its sole discretion. Accordingly, if the forward purchase investor does not consent to and confirm the purchase, it will not be obligated to purchase any of the forward purchase securities.

On April 21, 2021, the Company entered into an Amended and Restated Forward Purchase Agreement with Northern Genesis Capital II LLC (formerly known as Northern Genesis Capital LLC) ("NGC") (the "NGC Forward Purchase Agreement"), and certain additional forward purchase agreements with additional institutional investors (collectively, with the NGC Forward Purchase Agreement, the "Forward Purchase Agreements"). The Forward Purchase Agreements collectively replace that certain Forward Purchase Agreement previously entered into by the Company and NGC in connection with the closing of the Company's initial public offering (the "Original Agreement").

Pursuant to the Forward Purchase Agreements, if the Company determines to raise capital by the private placement of equity securities in connection with the closing of its initial business combination (subject to certain limited exceptions), the members of NGC (institutional investors that also are members of the Company's Sponsor,) and the parties to the additional Forward Purchase Agreements have the first right to purchase an aggregate amount of up to 7,500,000 "forward purchase units" of the Company (under all Forward Purchase Agreements, taken together) for $10.00 per forward purchase unit, or an aggregate total of $75,000,000. Each forward purchase unit would consist of one share of the Company's common stock and one-sixth of one warrant, with each whole warrant exercisable to purchase one share of the Company's common stock at $11.50 per share. The common stock and warrants included in the forward purchase units would have the same terms as the Company's publicly traded common stock and warrants but would not be freely tradable until registered. As with the Original Agreement, any commitment by any potential purchaser under any of the Forward Purchase Agreements is subject to and conditioned upon written confirmation from the prospective purchaser, following the Company's notification to such purchaser of its intention to enter into an initial business combination agreement, which a prospective purchaser was grant or withhold in its sole discretion.

In addition, if a private placement of equity securities in connection with the Company's initial business combination exceeds $75,000,000, the Company agreed under each Forward Purchase Agreement to use its commercially reasonable efforts to permit priority participation in such additional amount by the members of NGC and the parties to the additional Forward Purchase Agreements, in an aggregate additional amount up to $150,000,000, on the same terms as those offered to other prospective purchasers in connection with such additional private placement amount.

Each Forward Purchase Agreement that the holders of the shares of common stock and warrants included in the forward purchase units will be entitled to registration rights pursuant to the terms of any registration rights agreement applicable to any equity securities issued by way of private placement in connection with the closing of the Company's initial business combination or, in the absence of the foregoing, pursuant to the terms of the registration rights agreement entered into by the Company, Sponsor and NGC in connection with the Company's initial public offering (the "Registration Rights Agreement"). Pursuant to the foregoing, on April 21, 2021, the Registration Rights Agreement was amended to clarify that the shares and warrants included in up to 7,500,000 total forward purchase units remain subject to the Registration Rights Agreement, regardless of the specific Forward Purchase Agreement pursuant to which they may be issued.

Each Forward Purchase Agreement contains representations and warranties by each party, conditions to closing, and additional provisions that are customary for agreements of this nature. The terms of all of the Forward Purchase Agreements are substantively the same, except that the NGC Forward Purchase Agreement gives NGC board observation rights prior to the Company's initial business combination, and gives the members of NGC a priority right to subscribe for any of the forward purchase units that any other prospective purchasers do not elect to purchase under any of the other Forward Purchase Agreements.

Proposed Business Combination

On June 22, 2021, the Company, Embark Trucks Inc., a Delaware Corporation ("Embark"), and NGAB Merger Sub Inc., a Delaware corporation and our wholly owned subsidiary ("Merger Sub"), entered into an agreement and plan of merger (the "Merger Agreement"), pursuant to which, among other things, Merger Sub will be merged with and into Embark (the "Merger," together with the other transactions related thereto, the "Embark Business Combination"), with Embark surviving the Merger as a wholly owned subsidiary of us (the "Surviving Corporation").

On the date of closing of the Merger (the "Closing") immediately prior to the effective time of the Merger (the "Effective Time"), the Company will amend and restate our certificate of incorporation (the "Post-Closing Charter"), pursuant to which, among other things, (i) the Company will have a dual class share structure with (x) shares of Class A common stock that will carry voting rights in the form of one vote per share (the "New Class A Common Stock"), and (y) shares of Class B common stock that will carry voting rights in the form of ten votes per share (the "New Class B Common Stock" and, together with the New Class A Common Stock, the "New Common Stock") and (ii) all outstanding shares of Company common stock will be reclassified into shares of New Class A Common Stock. At Closing, the Company will also change its name to Embark Technology, Inc.

Consummation of the transactions contemplated by the Merger Agreement is subject to customary conditions of the respective parties, including the approval of the Embark Business Combination by the Company's stockholders. (See Note 11)

Subscription Agreements

In connection with the execution of the Merger Agreement, the Company and Embark entered into separate subscription agreements (collectively, the "Subscription Agreements") with a number of investors (the "PIPE Investors"). Pursuant to the Subscription Agreements, the PIPE Investors agreed to purchase, and the Company agreed to sell to the PIPE Investors, an aggregate of 16,000,000 shares of New Class A Common Stock (the "PIPE Shares"), for a purchase price of $10.00 per share and an aggregate purchase price of $160 million, in the PIPE Financing.

In addition, in connection with the execution of the Merger Agreement, and pursuant to the Forward Purchase Agreements, certain FPA PIPE Investors agreed to purchase, and the Company agreed to sell to the FPA PIPE Investors, an aggregate of 4,000,000 units, consisting of one share of New Class A Common Stock and one-sixth of a warrant (the "PIPE Units"), for a purchase price of $10.00 per unit and an aggregate purchase price of $40 million, in the PIPE Financing.

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements and PIPE Units pursuant to the Forward Purchase Agreements is contingent upon, among other customary closing conditions, the substantially concurrent consummation of the Embark Business Combination. The purpose of the PIPE is to raise additional capital for use by the Surviving Corporation following the Closing.

Sponsor Support Agreement and Foundation Investor Support Agreement

In connection with the Merger Agreement, the Company, Embark and the Sponsor entered into the Sponsor Support Agreement pursuant to which Sponsor agreed to vote all of its shares of NGA Common Stock in favor of the approval and adoption of the Business Combination. Additionally, Sponsor agreed, among other things, not to (i) transfer any of its shares of New Class A Common Stock or warrants for certain periods of time as set forth in the Sponsor Support Agreement, subject to certain customary exceptions or (ii) enter into any voting arrangement that is inconsistent with the commitment under the Sponsor Support Agreement to vote in favor of the approval and adoption of the Business Combination. Sponsor also agreed to forfeit, immediately prior to Closing, (i) a relative percentage of up to 1,130,239 Founder Shares to the extent that the Sponsor's institutional investors fail to hold, at the Closing, at least one-half of the shares of NGA Common Stock issued to such investors in connection with our initial public offering, and (ii) up to 627,910 Founder Shares (currently expected to be 393,025 Founder Shares) in connection with the Forward Purchase Agreements investment. The Sponsor Support Agreement will terminate upon the termination of the Merger Agreement if the Closing does not occur.

In addition, in connection with the Merger Agreement, the Sponsor expects certain of its institutional investors to enter into separate Support Agreements pursuant to which such investors will agree, among other things, to vote all shares of our common stock held by such investor at the time of such vote (i) in favor of the approval and adoption of the Business Combination, the Merger Agreement and each of the Transaction Proposals (as defined in the Merger Agreement), (ii) against any other business combination proposal or related proposals; and (iii) against any proposal, action or agreement that would reasonably be expected to impede, frustrate, or prevent the Merger or the satisfaction of any of the conditions thereto. Each such investor is further expected to represent and agree that such investor has not entered into, and will not enter, any agreement that would restrict, limit or interfere with the voting agreement made in the Support Agreement. The Business Combination Agreement and related agreements are further described in the Form 8-K filed by the Company on June 23, 2021.